Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Revenues [note 7]	$ 19,013,503	$ 31,068,350
Cost of sales and services [note 24]	10,869,616	18,636,539
Gross profit	8,143,887	12,431,811
Expenses
Selling, general and administrative [note 24]	29,025,434	27,237,135
Research and development, net [note 12]	2,317,973	2,535,987
Total Expenses	31,343,407	29,773,122
Net loss from operations	(23,199,520)	(17,341,311)
Changes in fair value of strategic investments [note 12]	(8,340,781)	(21,426,218)
Finance costs, net [note 25]	(550,742)	(404,370)
Loss before income taxes	(32,091,043)	(39,171,899)
Income taxes [note 31]	75,984	(739,960)
Net earnings (loss)	(32,167,027)	(38,431,939)
Items that will be reclassified subsequently to profit or loss
Foreign currency translation gain (loss) on investments in foreign operations	(3,042)	3,444
Comprehensive income (loss)	$ (32,170,069)	$ (38,428,495)
Loss per share [note 26]
Basic	$ (0.19)	$ (0.23)
Diluted	$ (0.19)	$ (0.23)